Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information
4.	Segment information

Information regarding the Company’s net income and operating income is disclosed in the consolidated statements of income. Segment expenses and other items are reviewed by the CODM on the same basis as presented in the consolidated statements of income.

The Company has one reportable segment: provision of integrated financial printing services. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The provision of integrated financial printing services segment generated revenue by providing printing, media placement, translation and other printing related services.

All revenue of the Company is generated in Hong Kong. Segment assets are based on the geographical location of the assets.

Non-current assets per geographical segment

	As of December 31,
	2023		2024
	HK$	%	HK$	US$	%
Hong Kong	21,141,451	91%	9,653,379	1,242,758	66%
PRC	2,163,589	9%	4,952,295	637,550	34%
Total	23,305,040	100%	14,605,674	1,880,308	100%

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Revenue	96,957,894	115,285,213	103,820,403	13,365,656

Cost of revenue
– External	(69,583,532)	(63,801,949)	(57,967,108)	(7,462,584)
– Related party	(4,263,630)	(4,472,333)	(3,461,056)	(445,570)
Total cost of revenue	(73,847,162)	(68,274,282)	(61,428,164)	(7,908,154)
Gross profit	23,110,732	47,010,931	42,392,239	5,457,502

Selling and marketing expenses	(22,879,874)	(18,323,687)	(15,992,966)	(2,058,905)
General and administrative expenses	(17,660,759)	(19,612,592)	(18,142,764)	(2,335,666)

(Loss) income from operations	(17,429,901)	9,074,652	8,256,509	1,062,931

Other income, net
Bank interest income	5,671	33,332	31,523	4,058
Interest expense	(773,505)	(124,021)	(316,717)	(40,774)
Administrative service fee from related parties	100,525	369,000	390,000	50,208
Government subsidies	2,886,365	—	175,688	22,618
Other income (expenses)	266,215	(69,235)	(4,516)	(584)
Total other incomes, net	2,485,271	209,076	275,978	35,526

(Loss) income before income tax expenses	(14,944,630)	9,283,728	8,532,487	1,098,457

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Total assets	71,433,737	57,047,028	7,344,134
Total liabilities	(67,901,505)	(47,143,875)	(6,069,219)

Net assets	3,532,232	9,903,153	1,274,915